Leases - Summary of Lease Liabilities Related to Lease Shown in Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Lease Liabilities [Abstract]
Current lease liabilities	$ 618	$ 577
Non-current lease liabilities	1,541	2,130
Total lease liabilities	$ 2,159	$ 2,707